Interest Expense (Income) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Revenue (Expense), Net [Abstract]
Interest paid	$ 180.0	$ 180.5	$ 141.2